INCOME TAXES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Tax Recoverable	$ (31,551)	$ 0
Income tax liabilities	0	97,585
Deferred tax liabilities	30,866	28,416
Total	(685)	126,001
Local [Member]
Tax Recoverable	0	0
Income tax liabilities	0	0
Deferred tax liabilities	0	0
Malaysia [Member]
Tax Recoverable	(31,551)	0
Income tax liabilities	0	97,585
Deferred tax liabilities	$ 30,866	$ 28,416